Schedule of Fair Value Measurement of Assets and Liabilities (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Assets
Total Assets	$ 112,542,132	$ 107,246,021
Liabilities
Financial derivative liability		384,500
Total Liabilities	2,686,276	8,862,289
At fair value [member]
Assets
Investments at fair value	307,008	716,960
Total Assets	307,008	716,960
Liabilities
Financial derivative liability		384,500
Total Liabilities		384,500
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	255,537	511,073
Total Assets	255,537	511,073
Liabilities
Financial derivative liability		384,500
Total Liabilities		384,500
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	51,471	205,887
Total Assets	51,471	205,887
Liabilities
Financial derivative liability
Total Liabilities
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value
Total Assets
Liabilities
Financial derivative liability
Total Liabilities